Schedule of Investments (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Investments In Trading Securities Schedule Of Investments 1	$ 651,580
Investments In Trading Securities Schedule Of Investments 2	710,297
Investments In Trading Securities Schedule Of Investments 3	779,097
Investments In Trading Securities Schedule Of Investments 4	(550,366)
Investments In Trading Securities Schedule Of Investments 5	(629,285)
Investments In Trading Securities Schedule Of Investments 6	(638,067)
Investments In Trading Securities Schedule Of Investments 7	101,214
Investments In Trading Securities Schedule Of Investments 8	81,012
Investments In Trading Securities Schedule Of Investments 9	$ 141,030